Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Carrying Amount
Financial instruments
Variable rate indebtedness	$ 3,368,484	$ 3,027,675
Fixed rate indebtedness	3,894,894	3,886,808
Total
Financial instruments
Variable rate indebtedness	3,404,225	3,025,500
Fixed rate indebtedness	4,152,374	4,210,416
Other assets
Financial instruments
Investment at amortized cost	$ 6,874	$ 6,069